Consolidated Statements of Financial Position - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Financial Position
Cash and cash equivalents	[1]	€ 8,220	€ 9,609
Other financial assets		1,552	1,629
Trade and other receivables		6,675	6,774
Other non-financial assets		3,212	2,682
Tax assets		598	707
Total current assets		20,256	21,401
Goodwill		29,014	31,264
Intangible assets		2,282	2,706
Property, plant, and equipment		4,497	4,493
Other financial assets		7,269	7,141
Trade and other receivables		218	209
Other non-financial assets		4,419	3,990
Tax assets		244	359
Deferred tax assets		2,163	2,674
Total non-current assets		50,106	52,836
Total assets		70,362	74,237
Trade and other payables		2,431	1,988
Tax liabilities		968	585
Financial liabilities		2,050	4,277
Other non-financial liabilities		4,849	5,537
Provisions		537	716
Contract liabilities		6,581	5,978
Total current liabilities		17,416	19,082
Trade and other payables		2	10
Tax liabilities		562	512
Financial liabilities		6,021	7,169
Other non-financial liabilities		524	749
Provisions		550	494
Deferred tax liabilities		72	326
Contract liabilities		144	88
Total non-current liabilities		7,873	9,349
Total liabilities		25,288	28,431
Issued capital		1,229	1,229
Share premium		2,778	2,564
Retained earnings		47,345	42,907
Other components of equity		182	4,692
Treasury shares		(6,948)	(5,954)
Equity attributable to owners of parent		44,586	45,438
Non-controlling interests		488	368
Total equity		45,073	45,806
Total equity and liabilities		€ 70,362	€ 74,237

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.